Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue recognized	$ 4.5	$ 2.2